Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Weighted Average Number of Shares Used for Net Income Per Share	The weighted average number of shares used for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012

Basic	3,406,194	3,446,662	3,446,133

Diluted	3,406,194	3,446,662	3,446,133